Share-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Compensation
15.
SHARE-BASED COMPENSATION

2014 Restricted Shares Plan

On April 22 and April 24, 2014, the board of directors and the shareholders of the Company approved to adopt a restricted shares plan (the “2014 Restricted Shares Plan”), respectively. Under the 2014 Restricted Shares Plan, the Company is authorized to issue up to 122,545,665 Class A ordinary shares (excluding shares which have lapsed or have been forfeited) pursuant to the grant of restricted shares and restricted share units thereunder. Unless terminated earlier, the 2014 Restricted Shares Plan will terminate automatically in 2024. The share awards granted under 2014 Restricted Shares Plan had vesting terms of no longer than 5 years from the date of grant. Except for service conditions, there were no other vesting conditions for all the awards under 2014 Restricted Shares Plan. The following table summarizes the Company’s option activity under the 2014 Restricted Shares Plan during the years ended December 31, 2020, 2021 and 2022, respectively:

	Number of shares	Weighted Average Exercise Price (US$)	Weighted Average Grant Date Fair Value (US$)	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (US$)
Outstanding at January 1, 2020	6,527,504	0.34	1.50	4.31	150
Exercised	(1,001,674)	0.34	1.91
Modified in June 2020	(5,525,830)	0.34	1.42
Outstanding at December 31, 2020	—
Exercised	—
Outstanding at December 31, 2021 and 2022	—
Vested and expected to vest at December 31, 2021 and 2022	—
Exercisable as at December 31, 2021 and 2022	—

On June 23, 2020, the Company’s compensation committee approved to reduce the exercise price to nil for all vested options granted by the Company under the 2014 Restricted Shares Plan. Accordingly, the awards were considered in-substance restricted shares for all grantees. Such exercise price cancellation was accounted by the Company as a share option modification and required remeasurement at the time of the modification. The total incremental cost as a result of the modification were RMB4,770 in 2020.

The following table summarizes the restricted shares activity pursuant to the 2014 Restricted Shares Plan for the years ended December 31, 2020, 2021 and 2022, respectively:

	Number of shares	Weighted average grant date fair value (US$) after modification
Unvested at January 1, 2020	16,448,965	0.92
Modified in June 2020	5,525,830	1.62
Vested	(12,272,973)	1.32
Forfeited	(6,061,820)	0.77
Unvested at December 31, 2020	3,640,002	0.88
Granted	5,994,400	0.14
Vested	(2,016,463)	0.78
Forfeited	(1,055,299)	1.00
Unvested at December 31, 2021	6,562,640	0.22
Granted	—	—
Vested	(2,160,940)	0.36
Forfeited	(373,150)	0.26
Unvested at December 31, 2022	4,028,550	0.14

The fair value of the restricted shares was determined based on the price of the Company’s publicly traded ADSs.

As of December 31, 2022, the total estimated unrecognized share-based compensation expense related to restricted shares awarded amounted to RMB2,257 (US$327), and is expected to be recognized over a weighted-average period of 2.0 years.

The total fair value of vested restricted shares on their respective vesting dates during the years ended December 31, 2020, 2021 and 2022 were RMB18,263, RMB2,696 and RMB933 (US$135), respectively.

2013 Incentive Scheme

On January 2, 2014, the Company adopted an equity incentive scheme (the “2013 Incentive Scheme”). The 2013 Incentive Scheme provides for the grant of ordinary shares, restricted shares, share options and share appreciation rights to the employees, directors or non-employee consultants of the Company. The maximum number of the Company’s ordinary shares which may be issued under the 2013 Incentive Scheme is 64,497,718 (excluding shares which have lapsed or have been forfeited). The 2013 Incentive Scheme is valid and effective for a term of ten years commencing from its adoption. Except for service conditions, there were no other vesting conditions for all the awards under 2013 Incentive Scheme. As of December 31, 2022, all the share awards granted under 2013 Incentive Scheme had vesting terms of no longer than 5 years from the date of grant.

The following table summarizes the Group’s options activity under the 2013 Incentive Scheme during the years ended December 31, 2020, 2021 and 2022, respectively:

	Number of shares	Weighted Average Exercise Price (US$)	Weighted Average Grant Date Fair Value (US$)	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (US$)
Outstanding at January 1, 2020	33,273,025	0.34	1.13	4.01	765
Exercised	(4,852,510)	0.34	1.10
Modified in June 2020	(28,420,515)	0.34	1.13
Outstanding at December 31, 2020	—	—	—	—	—
Exercised	—	—	—	—	—
Outstanding at December 31, 2021 and 2022
Vested and expected to vest at December 31, 2021and 2022	—
Exercisable as at December 31, 2021 and 2022	—

On June 23, 2020, the Company’s compensation committee approved to cancel the exercise price for all vested options previously granted by the Company under the 2013 Incentive Scheme Plan. Such exercise price cancellation was accounted by the Company as a share option modification and required remeasurement at the time of the modification. The total incremental cost as a result of the modification were RMB24,860 in 2020.

The following table summarizes the restricted shares activity pursuant to the 2013 Incentive Scheme for the years ended December 31, 2020, 2021 and 2022, respectively:

	Number of shares	Weighted average grant date fair value (US$) after modification
Outstanding at January 1, 2020	4,909,057	1.06
Modified in June 2020	28,420,515	1.33
Granted	1,600,000	0.21
Vested	(30,310,465)	1.33
Forfeited	(364,377)	0.90
Unvested at December 31, 2020	4,254,730	0.64
Granted	5,773,520	0.17
Vested	(1,416,898)	0.79
Forfeited	(1,014,882)	0.81
Unvested at December 31, 2021	7,596,470	0.23
Granted	469,490	0.08
Vested	(2,350,790)	0.27
Forfeited	(628,180)	0.50
Unvested at December 31, 2022	5,086,990	0.17

The fair value of the restricted shares was determined based on the price of the Company’s publicly traded ADSs.

As of December 31, 2022, the total estimated unrecognized share-based compensation expense related to restricted shares awarded amounted to RMB2,773 (US$402), and is expected to be recognized over a weighted-average period of 1.9 years.

The total fair value of vested restricted shares on their respective vesting dates for the years ended December 31, 2020, 2021 and 2022 were RMB46,906, RMB2,199 and RMB1,409 (US$204).

2011 Share Award Scheme

On May 26, 2011, the board of directors of the Company approved and adopted the 2011 Share Award Scheme, as amended in September 2013 and November 2016, to recognize the contributions of certain employees and to give incentives thereto in order to retain them for the continued operation and development of the Group. Under the 2011 Share Award Scheme, the board of directors may grant restricted shares to its employees and directors to receive an aggregate of no more than 100,000,000 ordinary shares of the Company (excluding shares which have lapsed or have been forfeited) as at the date of such grant. Unless early terminated by the board of directors of the Company, the 2011 Share Award Scheme is valid and effective for a term of ten years commencing from its adoption and terminated upon its expiration in May 2021. Under the 2011 Share Award Scheme, grantees have no dividend or voting rights until the restricted shares are vested.

The following table summarizes the restricted shares activity pursuant to the 2011 Share Award Scheme for the years ended December 31, 2020, 2021 and 2022, respectively:

	Number of shares	Weighted average grant date fair value (US$)
Unvested at January 1, 2020	4,066,803	0.69
Granted	596,920	0.21
Vested	(1,170,395)	0.68
Forfeited	(1,549,603)	0.57
Unvested at December 31, 2020	1,943,725	0.64
Granted	1,596,100	0.26
Vested	(1,687,405)	0.36
Forfeited	(1,643,470)	0.59
Unvested at December 31, 2021	208,950	0.39
Granted	—	—
Vested	(121,775)	0.49
Forfeited	—	—
Unvested at December 31, 2022	87,175	0.26

The fair value of the restricted shares was determined based on the price of the Company’s publicly traded ADSs.

As of December 31, 2022, the total estimated unrecognized share-based compensation expense related to restricted shares awarded amounted to RMB38 (US$5), and is expected to be recognized over a weighted-average period of 0.9 years.

The total fair value of vested restricted shares on their respective vesting dates for the years ended December 31, 2020, 2021 and 2022 were RMB1,697, RMB2,154 and RMB39 (US$6), respectively.

Share-based Awards of subsidiaries

Subsidiaries of the Group also have equity incentive plans granting share-based awards.

The grant date fair value of each share-based award is estimated on the date of grant using the binomial tree option pricing model with the following assumptions used for years presented:

	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2022
Fair value of ordinary share (US$)	0.09	4.34~4.87	—
Risk-free interest rates	0.66%	0.07%	—
Expected volatility range	59.2%	52.02%	—
Expected dividend yield	0.82%	—	—
Fair value per option granted (US$)	0.02	2.44~2.56	—

The following table summarizes the share-based compensation expenses of subsidiaries’ share-based awards recognized by the Group:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Cost of revenues	728	858	469	68
Research and development	20,376	7,400	(675)	(98)
Selling and marketing	996	342	209	30
General and administrative	11,879	361	2,225	323
Total	33,979	8,961	2,228	323

As of December 31, 2022, there was RMB2,057 (US$298) unrecognized share-based compensation expenses related to incentive plans, which is expected to be recognized over a vesting period of 1.1 years.

Total share-based compensation expenses recorded by the Group are as follows:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Cost of revenues	1,044	1,027	686	99
Research and development	29,091	5,996	1,580	229
Selling and marketing	(1,087)	1,339	1,899	275
General and administrative	51,934	(1,212)	3,698	536
Total	80,982	7,150	7,863	1,139